Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of Contractual Obligations [line items]
Other non-current liabilities	kr 4,346		kr 2,776	kr 2,621
Trade payables	29,883	kr 26,320	kr 26,320	kr 25,844	kr 22,389
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	34,100
Operating leases	13,400
Other non-current liabilities	4,300
Purchase obligations	7,700
Trade payables	29,900
Commitments for customer finance	30,300
Total	119,700
Contractual obligations [member] | 2019 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	2,300
Operating leases	3,100
Other non-current liabilities	400
Purchase obligations	5,700
Trade payables	29,900
Commitments for customer finance	30,300
Total	71,700
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	14,000
Operating leases	4,800
Other non-current liabilities	2,500
Purchase obligations	1,900
Total	23,200
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	11,200
Operating leases	2,300
Other non-current liabilities	100
Purchase obligations	100
Total	13,700
Contractual obligations [member] | 2024 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	6,600
Operating leases	3,200
Other non-current liabilities	1,300
Total	kr 11,100